Accounts receivable, net	12 Months Ended
Dec. 31, 2013
Accounts receivable, net
Accounts receivable, net

3.                                      Accounts receivable, net

	As of December 31,
	2012	2013
	RMB	RMB	US$
Accounts receivable	47,653	108,650	17,948
Less: allowance for doubtful accounts	(2,022)	(8,758)	(1,447)

	45,631	99,892	16,501

As of December 31, 2012 and 2013, all accounts receivable were due from third party customers.

The movements in the allowance for doubtful accounts were as follows:

	As of December 31,
	2012	2013
	RMB	RMB	US$
Balance at beginning of the year	446	2,022	334
Additions	1,928	7,038	1,163
Write-offs	(352)	(302)	(50)

Balance at end of the year	2,022	8,758	1,447

The Company recognized additions to allowance for doubtful accounts amounting to RMB340, RMB1,928 and RMB7,038 (US$1,163) within general and administrative expenses, for the years ended December 31, 2011, 2012 and 2013, respectively.